GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Goodwill) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Balance at the beginning of year			¥ 292,885	¥ 292,885
Less: Disposal of CAH and WHT (note 4)			¥ (292,885)
Balance at the end of year				¥ 292,885